Current Assets - Cash and Cash Equivalents	6 Months Ended
Dec. 31, 2021
Current Assets Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 8. Current Assets – Cash and Cash Equivalents

	December 31 , 2021	June 30, 2021
	US$	US$
Cash at bank and in hand	6,642,804	15,538,510
Short-term deposits	81,630,864	102,654,667

Total cash and cash equivalents	88,273,668	118,193,177

Cash at bank earns interest at floating rates based on daily bank deposit rates. The carrying amounts of cash and cash equivalents represent fair value.
Short
term-deposits
are with two major Australian banks and are made for varying periods of between 30 and 90 days, depending on the immediate cash requirements of the Group, and earn interest at a fixed rate for the respective short-term
deposit periods. At period end, the average rate was 0.22
% (2020 half year:
0.36%).